Finance Lease Receivables	12 Months Ended
Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Finance Lease Receivables	Finance Lease Receivables
Amounts receivable under the Company’s finance leases associated with the Poplar Creek cogeneration facility and the Southern Cross Energy facilities are as follows:

As at Dec. 31	2021		2020
	Minimum lease receipts	Present value of minimum lease receipts	Minimum lease receipts	Present value of minimum lease receipts
Within one year	58	54	63	56
Second to fifth years inclusive	127	105	169	126
More than five years	80	66	100	82
	265	225	332	264
Less: unearned finance lease income	40	—	68	—
Total finance lease receivables	225	225	264	264

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease receivables (Note 14)	40		36
Long-term portion of finance lease receivables	185		228
Total finance lease receivables	225		264